EGA Emerging Global Shares Trust

	CUSIP	NYSE

Emerging Global Shares INDXX India Infrastructure Index Fund	268461845	INXX
Emerging Global Shares INDXX China Infrastructure Index Fund	268461837	CHXX
Emerging Global Shares INDXX Brazil Infrastructure Index Fund	268461829	BRXX
Emerging Global Shares INDXX India Mid Cap Index Fund	268461811	INMC
Emerging Global Shares INDXX China Mid Cap Index Fund	268461795	CHMC
Emerging Global Shares INDXX Brazil Mid Cap Index Fund	268461787	BZMC

Prospectus
January 26, 2010

This Prospectus relates solely to the Emerging Global Shares INDXX India Infrastructure Index Fund, Emerging Global Shares INDXX China Infrastructure Index Fund, Emerging Global Shares INDXX Brazil Infrastructure Index Fund, Emerging Global Shares INDXX India Mid Cap Index Fund, Emerging Global Shares INDXX China Mid Cap Index Fund and Emerging Global Shares INDXX Brazil Mid Cap Index Fund (each a “Fund” and collectively, the “Funds”). ALPS Advisors, Inc. (“ALPS” or the “Adviser”) serves as the investment adviser to each Fund. Emerging Global Advisors, LLC (“EGA”) serves as the sub-adviser to each Fund.

THE U.S. SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Not FDIC Insured. May lose value. No bank guarantee.

[THIS PAGE INTENTIONALLY LEFT BLANK]

FUND SUMMARIES

Emerging Global Shares INDXX India Infrastructure Index Fund

Investment Objective

     The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the INDXX India Infrastructure Index (the “Underlying Index”).

Fees and Expenses

     The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	0.95%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses (1)	0.63%

Total Annual Fund Operating Expenses	1.58%
Less Management Fee Waiver/Expense Reimbursement (2)	0.73%

Total Annual Fund Operating Expenses (3)	0.85%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(2)

EGA Emerging Global Shares Trust (the “Trust”) and Emerging Global Advisors, LLC (“EGA”) have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.85% of net assets. This agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.

(3)	Reflects deduction of fees waived and/or expenses reimbursed by EGA.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund for the time periods indicated and then redeemed all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years

$87	$427

Portfolio Turnover

     The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

     The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Underlying Index through investments in equity securities, including shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Underlying Index is a free-float capitalization weighted stock market index comprised of 50 leading companies that INDXX, LLC determines to be representative of India’s Infrastructure sectors. The Fund invests in Indian mid cap infrastructure companies that are included in the Underlying Index, which are generally defined as companies that are domiciled in India and that have a market capitalization of at least $200 million at the time of purchase.

     The Fund invests substantially all of its assets in a wholly owned subsidiary in Mauritius (the “Subsidiary”), which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs, based on the number of Indian securities that are included in the Underlying Index. Through such investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

     Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian Infrastructure companies included in the Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Indian Infrastructure companies as companies that are included in the Underlying Index at the time of purchase. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

     From time to time, the Fund will purchase or sell certain of its portfolio securities to reflect changes to the constituent securities of the Underlying Index and to satisfy asset diversification requirements for qualification as a “regulated investment company” for purposes of the Internal Revenue Code. The Fund will also rebalance its portfolio securities promptly following the annual rebalancing of the Underlying Index. In recognition of longer settlement periods for emerging market securities, the Fund may at times purchase or sell portfolio securities in advance of anticipated adjustments to the weighting or composition of the constituent securities of the Underlying Index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

     The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. When securities are deleted from the Underlying Index, the Fund will typically remove these securities from the Fund’s portfolio. However, the Fund may, in EGA’s discretion, remain invested in securities that were deleted from the Underlying Index until the next rebalancing of the Fund. Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover.

     The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry. Because all of the securities included in the Underlying Index are issued by companies in infrastructure industrial sectors such as Construction & Engineering, Construction Materials, Independent Power Producers, Metals & Mining and Wireless Telecommunications Services, the Fund will be concentrated in infrastructure companies.

Principal Risks

     Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest. Many factors affect the value of an investment in the Fund. The Fund’s net asset value per Share (“NAV”) will change daily based on variations in market conditions, interest rates and other economic, political or financial developments.

     Equity Securities Risk. Equity securities risk is the risk that broad movements in financial markets will adversely affect the price of securities owned by the Fund, regardless of how well the companies in which the Fund invests perform. Equity securities risk is thus the risk that the price of one or more of the securities in the Fund’s portfolio will fall. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

     Depositary Receipts Risk. Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. In general, a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns. In addition, although ADRs and GDRs may be listed on major U.S. or foreign exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. The price at which the

Fund’s securities may be sold and the value of the Fund’s Shares may be adversely affected if trading markets for ADRs and GDRs are limited or absent or if bid/ask spreads are wide.

     Market Price Variance Risk. Fund Shares will be listed for trading on the NYSE Arca, Inc. (the “Exchange”) and can be bought and sold in the secondary market at market prices. However, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Although it is expected that the market price of the Shares of the Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when you buy Shares of the Fund in the secondary market, and you may receive less than NAV when you sell those Shares in the secondary market. Given the fact that Shares are created and redeemed principally by market makers, large investors and institutions who purchase and sell large, specified numbers of Shares called “Creation Units” directly from the Fund, Management believes that large discounts or premiums to the NAV of Shares should not be sustained.

     Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA. This may prevent the Fund from limiting losses, realizing gains or from achieving its investment objective of tracking the performance of its underlying index. In addition, investments in certain foreign securities may be less liquid and more volatile than many U.S. securities. As a result, the Fund may at times be unable to sell foreign securities at favorable prices. A previously established liquid foreign securities market may become illiquid due to economic or political conditions.

     Redemption Risk. The Fund intends to rely on an exemptive order issued by the SEC to ALPS Advisors Inc. (the “Adviser”) that will permit the Fund to delay redemptions of its securities for up to 14 days, based in part on the greater relative illiquidity and longer settlement times of emerging markets securities. This principal risk applies to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to the Fund and does not apply to investors who will buy and sell Shares of the Fund in secondary market transactions on the Exchange through brokers.

     Non-Correlation Risk. The Fund’s return may not match the return of its corresponding underlying index for a number of reasons. For example, if the Fund utilizes a representative sampling approach, its return may not correlate as well with the return on its underlying index, as would be the case if it purchased all of the securities in the underlying index with the same weightings as the underlying index. In addition, the Fund incurs a number of operating expenses not applicable to its underlying index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its underlying index. The Fund may not be fully invested at times, in which case holding cash balances may prevent it from replicating its underlying index. If the Fund fair values portfolio securities when calculating its NAV, the Fund’s return may vary from the return of its underlying index to the extent the underlying index reflects stale pricing. Likewise, a variation between the return of the Fund and its underlying index may occur if the closing prices of ADRs or GDRs held by the Fund differ from the closing prices of ordinary shares of companies represented by those ADRs or GDRs.

     Non-Diversification Risk. The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on the Fund’s Share price. The Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code, in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of the Fund.

     Foreign Currency Risk. Investments denominated in foreign currencies are subject to additional risk factors as compared to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Generally, when the U.S. dollar gains in value against a foreign currency, an investment traded in that foreign currency loses value because that currency is worth fewer U.S. dollars. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. A U.S. dollar investment in Depositary Receipts or Ordinary Shares of foreign issuers traded on U.S. exchanges is indirectly subject to foreign currency risk to the extent that the issuer conducts its principal business in markets where transactions are denominated in foreign currencies.

     Foreign Investment Risk. Foreign securities and financial instruments correlated to foreign securities may be more volatile than their U.S. counterparts for a variety of reasons, including the effects of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. There may be less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. In addition, foreign companies may not be subject to the same disclosure, accounting, auditing, and financial reporting standards and practices as U.S. companies. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery, or recovery of money or investments. Restrictions on currency trading that may be imposed by foreign countries may adversely affect the value of the securities of companies that trade or operate in such countries. Fluctuations in foreign currencies may have an impact on the value of securities or financial instruments purchased by the Fund as described under Foreign Currency Risk above.

     Concentration Risk. To the extent that the Fund’s or the Underlying Index’s portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

     Emerging Markets Risk. Investments in emerging market securities are subject to risks that are both greater than and different from the risks described under Foreign Investment Risk above. These emerging market risks are extremely difficult, if not impossible, to predict, but could include the following: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; significant periods of inflation or deflation; restrictions on foreign investment; possible nationalization, expropriation, or confiscatory taxation of investment income and capital; increased social, economic and political uncertainty and instability; pervasive corruption and crime; more substantial governmental involvement in the economy; less governmental supervision and regulation; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, the risks associated with investing in narrowly defined geographic securities are generally more pronounced with respect to investments in emerging market countries.

     Indian Securities Risk. Investments in securities of Indian companies are subject to risks that are greater than the risks described under Foreign Investment Risk and Emerging Markets Risk above, which include government controls placed on foreign investment, government limitation on the repatriation of invested capital and currency conversion, market volatility and illiquidity. Additionally, uncertainty regarding inflation and currency exchange rates, as well as the possibility that future harmful political actions will be taken by the Indian government and the existence of religious and ethnic unrest could negatively impact the Indian economy, which would likely adversely affect the performance of the Indian companies in which the Fund invests.

     There is less governmental regulation of the securities industry in India than in the United States. Indian issuers are subject to less regulation and scrutiny with regard to financial reporting, accounting and auditing than U.S. companies. Therefore, information regarding Indian corporations may be less reliable and all material information may not be available to the Fund. The Subsidiary may be subject to withholding taxes imposed by the Indian government on dividends, interest and realized capital gains should new legislation be passed to modify the current tax treaty with Mauritius.

     Tax Risk. The Fund operates to some extent through the Subsidiary, a wholly owned subsidiary of the Trust in the Republic of Mauritius and obtains benefits from favorable tax treatment by the Indian government pursuant to a taxation treaty between India and Mauritius. The Supreme Court of India has upheld the validity of this tax treaty in response to a challenge in a lower court contesting the treaty’s applicability to entities such as the Fund; however, there can be no assurance that any future challenge will result in a favorable outcome. In recent years, there has been discussion in the Indian press that the treaty may be re-negotiated. There can be no assurance that the terms of the treaty will not be subject to re-negotiation in the future or subject to a different interpretation or that the Subsidiary will continue to be deemed a tax resident by Mauritius, allowing it favorable tax treatment. Any change in the provisions of this treaty or in its applicability to the Subsidiary could result in the imposition of withholding and other taxes on the Subsidiary by India, which would reduce the return to the Fund on its investments. The Fund intends to elect to “pass-through” to the Fund’s shareholders as a deduction or credit the amount of foreign taxes paid by the Fund. The taxes passed through to shareholders are included in each shareholder’s income. Certain shareholders, including some non-U.S. shareholders, are not entitled to the benefit of a deduction or credit with respect to foreign taxes paid by the Fund. Other foreign taxes, such as transfer taxes, may be imposed on the Fund, but would not give rise to a credit, or be eligible to be passed through to shareholders.

     Mid Cap Company Investment Risk. Mid Cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche. Further, stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.

     Portfolio Turnover Risk. The Fund may experience a higher rate of portfolio turnover to the extent active market trading of Fund Shares causes more frequent creation or redemption activities and such creation and redemption activities are not conducted in-kind. Higher turnover rates may increase brokerage costs and may result in increased taxable capital gains.

Performance

     There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser

ALPS Advisors, Inc.

Sub-Adviser

Emerging Global Advisors, LLC

Portfolio Manager

Richard C. Kang is the lead portfolio manager for the Fund and is responsible for the day-to-day management of the Fund’s portfolio. Mr. Kang has been the Chief Investment Officer and Director of Research of EGA since October 2008 and has managed the Fund since its commencement of operations on or about January 26, 2010.

Purchase and Sale of Fund Shares

     Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

     The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

     If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Emerging Global Shares INDXX China Infrastructure Index Fund

Investment Objective

     The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the INDXX China Infrastructure Index (the “Underlying Index”).

Fees and Expenses

     The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	0.95%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses (1)	0.57%

Total Annual Fund Operating Expenses	1.52%
Less Management Fee Waiver/Expense Reimbursement (2)	0.67%

Total Annual Fund Operating Expenses (3)	0.85%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(2)

EGA Emerging Global Shares Trust (the “Trust”) and Emerging Global Advisors, LLC (“EGA”) have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.85% of net assets. This agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.

(3)	Reflects deduction of fees waived and/or expenses reimbursed by EGA.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund for the time periods indicated and then redeemed all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years

$87	$415

Portfolio Turnover

     The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

     The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Underlying Index through investments in equity securities, including shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Underlying Index is a free-float market capitalization weighted stock market index comprised of 30 leading companies that INDXX, LLC determines to be representative of China’s Infrastructure sectors. The Fund invests in Chinese mid cap infrastructure companies that are included in the Underlying Index, which are generally defined as companies that are domiciled in China and that have a market capitalization of at least $200 million at the time of purchase.

     Under normal circumstances, the Fund will invest at least 80% of its net assets in Chinese Infrastructure companies included in the Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Chinese Infrastructure companies as companies that are included in the Underlying Index at the time of purchase. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

     From time to time, the Fund will purchase or sell certain of its portfolio securities to reflect changes to the constituent securities of the Underlying Index and to satisfy asset diversification requirements for qualification as a “regulated investment company” for purposes of the Internal Revenue Code. The Fund will also rebalance its portfolio securities promptly following the annual rebalancing of the Underlying Index. In recognition of longer settlement periods for emerging market securities, the Fund may at times purchase or sell portfolio securities in advance of anticipated adjustments to the weighting or composition of the constituent securities of the Underlying Index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

     The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. When securities are deleted from the Underlying Index, the Fund will typically remove these securities from the Fund’s portfolio. However, the Fund may, in EGA’s discretion, remain invested in securities that were deleted from the Underlying Index until the next rebalancing of the Fund. Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover.

     The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry. Because all of the securities included in the Underlying Index are issued by companies in infrastructure industrial sectors such as Construction & Engineering, Construction Materials, Electrical Equipment, Metals & Mining and Real Estate Management & Development, the Fund will be concentrated in infrastructure companies.

Principal Risks

     Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest. Many factors affect the value of an investment in the Fund. The Fund’s net asset value per Share (“NAV”) will change daily based on variations in market conditions, interest rates and other economic, political or financial developments.

     Equity Securities Risk. Equity securities risk is the risk that broad movements in financial markets will adversely affect the price of securities owned by the Fund, regardless of how well the companies in which the Fund invests perform. Equity securities risk is thus the risk that the price of one or more of the securities in the Fund’s portfolio will fall. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

     Depositary Receipts Risk. Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. In general, a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns. In addition, although ADRs and GDRs may be listed on major U.S. or foreign exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. The price at which the Fund’s securities may be sold and the value of the Fund’s Shares may be adversely affected if trading markets for ADRs and GDRs are limited or absent or if bid/ask spreads are wide.

     Market Price Variance Risk. Fund Shares will be listed for trading on the NYSE Arca, Inc. (the “Exchange”) and can be bought and sold in the secondary market at market prices. However, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Although it is expected that the market price of the Shares of the Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when you buy Shares of the Fund in the secondary market, and you may receive less than NAV when you sell those Shares in the secondary market. Given the fact that Shares are created and redeemed principally by market makers, large investors and institutions who purchase and sell large, specified numbers of Shares called “Creation Units” directly from the Fund, Management believes that large discounts or premiums to the NAV of Shares should not be sustained.

     Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA. This may prevent the Fund from limiting losses, realizing gains or from achieving its investment objective of tracking the performance of its underlying index. In addition, investments in certain foreign securities may be less liquid and more volatile than many U.S. securities. As a result, the Fund may at times be unable to sell foreign securities at favorable prices. A previously established liquid foreign securities market may become illiquid due to economic or political conditions.

     Redemption Risk. The Fund intends to rely on an exemptive order issued by the SEC to ALPS Advisors, Inc. (the “Adviser”) that will permit the Fund to delay redemptions of its securities for up to 14 days, based in part on the greater relative illiquidity and longer settlement times of emerging markets securities. This principal risk applies to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to the Fund and does not apply to investors who will buy and sell Shares of the Fund in secondary market transactions on the Exchange through brokers.

     Non-Correlation Risk. The Fund’s return may not match the return of its corresponding underlying index for a number of reasons. For example, if the Fund utilizes a representative sampling approach, its return may not correlate as well with the return on its underlying index, as would be the case if it purchased all of the securities in the underlying index with the same weightings as the underlying index. In addition, the Fund incurs a number of operating expenses not applicable to its underlying index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its underlying index. The Fund may not be fully invested at times, in which case holding cash balances may prevent it from replicating its underlying index. If the Fund fair values portfolio securities when calculating its NAV, the Fund’s return may vary from the return of its underlying index to the extent the underlying index reflects stale pricing. Likewise, a variation between the return of the Fund and its underlying index may occur if the closing prices of ADRs or GDRs held by the Fund differ from the closing prices of ordinary shares of companies represented by those ADRs or GDRs.

     Non-Diversification Risk. The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on the Fund’s Share price. The Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code, in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of the Fund.

     Foreign Currency Risk. Investments denominated in foreign currencies are subject to additional risk factors as compared to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Generally, when the U.S. dollar gains in value against a foreign currency, an investment traded in that foreign currency loses value because that currency is worth fewer U.S. dollars. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. A U.S. dollar investment in Depositary Receipts or Ordinary Shares of foreign issuers traded on U.S. exchanges is indirectly subject to foreign currency risk to the extent that the issuer conducts its principal business in markets where transactions are denominated in foreign currencies.

     Foreign Investment Risk. Foreign securities and financial instruments correlated to foreign securities may be more volatile than their U.S. counterparts for a variety of reasons, including the effects of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. There may be less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. In addition, foreign companies may not be subject to the same disclosure, accounting, auditing, and financial reporting standards and practices as U.S. companies. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery, or recovery of money or investments. Restrictions on currency trading that may be imposed by foreign countries may adversely affect the value of the securities of companies that trade or operate in such countries. Fluctuations in foreign currencies may have an impact on the value of securities or financial instruments purchased by the Fund as described under Foreign Currency Risk above.

     Concentration Risk. To the extent that the Fund’s or the Underlying Index’s portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

     Emerging Markets Risk. Investments in emerging market securities are subject to risks that are both greater than and different from the risks described under Foreign Investment Risk above. These emerging market risks are extremely difficult, if not impossible, to predict, but could include the following: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; significant periods of inflation or deflation; restrictions on foreign investment; possible nationalization, expropriation, or confiscatory taxation of investment income and capital; increased social, economic and political uncertainty and instability; pervasive corruption and crime; more substantial governmental involvement in the economy; less governmental supervision and regulation; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, the risks associated with investing in narrowly defined geographic securities are generally more pronounced with respect to investments in emerging market countries.

     Mid Cap Company Investment Risk. Mid Cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche. Further, stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.

     Portfolio Turnover Risk. The Fund may experience a higher rate of portfolio turnover to the extent active market trading of Fund Shares causes more frequent creation or redemption activities and such creation and redemption activities are not conducted in-kind. Higher turnover rates may increase brokerage costs and may result in increased taxable capital gains.

Performance

     There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser

ALPS Advisors, Inc.

Sub-Adviser

Emerging Global Advisors, LLC

Portfolio Manager

Richard C. Kang is the lead portfolio manager for the Fund and is responsible for the day-to-day management of the Fund’s portfolio. Mr. Kang has been the Chief Investment Officer and Director of Research of EGA since October 2008 and has managed the Fund since its commencement of operations on or about January 26, 2010.

Purchase and Sale of Fund Shares

     Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

     The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

     If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Emerging Global Shares INDXX Brazil Infrastructure Index Fund

Investment Objective

     The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the INDXX Brazil Infrastructure Index (the “Underlying Index”).

Fees and Expenses

     The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	0.95%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses (1)	0.44%

Total Annual Fund Operating Expenses	1.39%
Less Management Fee Waiver/Expense Reimbursement (2)	0.54%

Total Annual Fund Operating Expenses (3)	0.85%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(2)

EGA Emerging Global Shares Trust (the “Trust”) and Emerging Global Advisors, LLC (“EGA”) have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.85% of net assets. This agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.

(3)	Reflects deduction of fees waived and/or expenses reimbursed by EGA.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund for the time periods indicated and then redeemed all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years

$87	$388

Portfolio Turnover

     The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

     The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Underlying Index through investments in equity securities, including shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Underlying Index is a free-float capitalization weighted stock market index comprised of 30 leading companies that INDXX, LLC determines to be representative of Brazil’s Infrastructure sectors. The Fund invests in Brazilian mid cap infrastructure companies that are included in the Underlying Index, which are generally defined as companies that are domiciled in Brazil and that have a market capitalization of at least $200 million at the time of purchase.

     Under normal circumstances, the Fund will invest at least 80% of its net assets in Brazilian Infrastructure companies included in the Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Brazilian Infrastructure companies as companies that are included in the Underlying Index at the time of purchase. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

     From time to time, the Fund will purchase or sell certain of its portfolio securities to reflect changes to the constituent securities of the Underlying Index and to satisfy asset diversification requirements for qualification as a “regulated investment company” for purposes of the Internal Revenue Code. The Fund will also rebalance its portfolio securities promptly following the annual rebalancing of the Underlying Index. In recognition of longer settlement periods for emerging market securities, the Fund may at times purchase or sell portfolio securities in advance of anticipated adjustments to the weighting or composition of the constituent securities of the Underlying Index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

     The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. When securities are deleted from the Underlying Index, the Fund will typically remove these securities from the Fund’s portfolio. However, the Fund may, in EGA’s discretion, remain invested in securities that were deleted from the Underlying Index until the next rebalancing of the Fund. Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover.

     The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry. Because all of the securities included in the Underlying Index are issued by companies in infrastructure industrial sectors such as Diversified Telecommunications, Electric Utilities, Independent Power Producers, Metals & Mining and Oil, Gas and Consumable Fuels, the Fund will be concentrated in infrastructure companies.

Principal Risks

     Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest. Many factors affect the value of an investment in the Fund. The Fund’s net asset value per Share (“NAV”) will change daily based on variations in market conditions, interest rates and other economic, political or financial developments.

     Equity Securities Risk. Equity securities risk is the risk that broad movements in financial markets will adversely affect the price of securities owned by the Fund, regardless of how well the companies in which the Fund invests perform. Equity securities risk is thus the risk that the price of one or more of the securities in the Fund’s portfolio will fall. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

     Depositary Receipts Risk. Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. In general, a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns. In addition, although ADRs and GDRs may be listed on major U.S. or foreign exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. The price at which the Fund’s securities may be sold and the value of the Fund’s Shares may be adversely affected if trading markets for ADRs and GDRs are limited or absent or if bid/ask spreads are wide.

     Market Price Variance Risk. Fund Shares will be listed for trading on the NYSE Arca, Inc. (the “Exchange”) and can be bought and sold in the secondary market at market prices. However, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Although it is expected that the market price of the Shares of the Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when you buy Shares of the Fund in the secondary market, and you may receive less than NAV when you sell those Shares in the secondary market. Given the fact that Shares are created and redeemed principally by market makers, large investors and institutions who purchase and sell large, specified numbers of Shares called “Creation Units” directly from the Fund, Management believes that large discounts or premiums to the NAV of Shares should not be sustained.

     Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA. This may prevent the Fund from limiting losses, realizing gains or from achieving its investment objective of tracking the performance of its underlying index. In addition, investments in certain foreign securities may be less liquid and more volatile than many U.S. securities. As a result, the Fund may at times be unable to sell foreign securities at favorable prices. A previously established liquid foreign securities market may become illiquid due to economic or political conditions.

     Redemption Risk. The Fund intends to rely on an exemptive order issued by the SEC to ALPS Advisors, Inc. (the “Adviser”) that will permit the Fund to delay redemptions of its securities for up to 14 days, based in part on the greater relative illiquidity and longer settlement times of emerging markets securities. This principal risk applies to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to the Fund and does not apply to investors who will buy and sell Shares of the Fund in secondary market transactions on the Exchange through brokers.

     Non-Correlation Risk. The Fund’s return may not match the return of its corresponding underlying index for a number of reasons. For example, if the Fund utilizes a representative sampling approach, its return may not correlate as well with the return on its underlying index, as would be the case if it purchased all of the securities in the underlying index with the same weightings as the underlying index. In addition, the Fund incurs a number of operating expenses not applicable to its underlying index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its underlying index. The Fund may not be fully invested at times, in which case holding cash balances may prevent it from replicating its underlying index. If the Fund fair values portfolio securities when calculating its NAV, the Fund’s return may vary from the return of its underlying index to the extent the underlying index reflects stale pricing. Likewise, a variation between the return of the Fund and its underlying index may occur if the closing prices of ADRs or GDRs held by the Fund differ from the closing prices of ordinary shares of companies represented by those ADRs or GDRs.

     Non-Diversification Risk. The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on the Fund’s Share price. The Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code, in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of the Fund.

     Foreign Currency Risk. Investments denominated in foreign currencies are subject to additional risk factors as compared to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Generally, when the U.S. dollar gains in value against a foreign currency, an investment traded in that foreign currency loses value because that currency is worth fewer U.S. dollars. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. A U.S. dollar investment in Depositary Receipts or Ordinary Shares of foreign issuers traded on U.S. exchanges is indirectly subject to foreign currency risk to the extent that the issuer conducts its principal business in markets where transactions are denominated in foreign currencies.

     Foreign Investment Risk. Foreign securities and financial instruments correlated to foreign securities may be more volatile than their U.S. counterparts for a variety of reasons, including the effects of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. There may be less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. In addition, foreign companies may not be subject to the same disclosure, accounting, auditing, and financial reporting standards and practices as U.S. companies. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery, or recovery of money or investments. Restrictions on currency trading that may be imposed by foreign countries may adversely affect the value of the securities of companies that trade or operate in such countries. Fluctuations in foreign currencies may have an impact on the value of securities or financial instruments purchased by the Fund as described under Foreign Currency Risk above.

     Concentration Risk. To the extent that the Fund’s or the Underlying Index’s portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

     Emerging Markets Risk. Investments in emerging market securities are subject to risks that are both greater than and different from the risks described under Foreign Investment Risk above. These emerging market risks are extremely difficult, if not impossible, to predict, but could include the following: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; significant periods of inflation or deflation; restrictions on foreign investment; possible nationalization, expropriation, or confiscatory taxation of investment income and capital; increased social, economic and political uncertainty and instability; pervasive corruption and crime; more substantial governmental involvement in the economy; less governmental supervision and regulation; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, the risks associated with investing in narrowly defined geographic securities are generally more pronounced with respect to investments in emerging market countries.

     Mid Cap Company Investment Risk. Mid Cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche. Further, stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.

     Portfolio Turnover Risk. The Fund may experience a higher rate of portfolio turnover to the extent active market trading of Fund Shares causes more frequent creation or redemption activities and such creation and redemption activities are not conducted in-kind. Higher turnover rates may increase brokerage costs and may result in increased taxable capital gains.

Performance

     There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser

ALPS Advisors, Inc.

Sub-Adviser

Emerging Global Advisors, LLC

Portfolio Manager

Richard C. Kang is the lead portfolio manager for the Fund and is responsible for the day-to-day management of the Fund’s portfolio. Mr. Kang has been the Chief Investment Officer and Director of Research of EGA since October 2008 and has managed the Fund since its commencement of operations on or about January 26, 2010.

Purchase and Sale of Fund Shares

     Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

     The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

     If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Emerging Global Shares INDXX India Mid Cap Index Fund

Investment Objective

     The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the INDXX India Mid Cap Index (the “Underlying Index”).

Fees and Expenses

     The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	0.95%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses (1)	0.63%

Total Annual Fund Operating Expenses	1.58%
Less Management Fee Waiver/Expense Reimbursement (2)	0.73%

Total Annual Fund Operating Expenses (3)	0.85%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(2)

EGA Emerging Global Shares Trust (the “Trust”) and Emerging Global Advisors, LLC (“EGA”) have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.85% of net assets. This agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.

(3)	Reflects deduction of fees waived and/or expenses reimbursed by EGA.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund for the time periods indicated and then redeemed all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years

$87	$427

Portfolio Turnover

     The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

     The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Underlying Index through investments in equity securities, including shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Underlying Index is a free-float market capitalization weighted stock market index comprised of a representative sample of 50 emerging markets companies that INDXX, LLC determines to be the representative of mid-market capitalization companies domiciled in India. Under normal circumstances, the Fund will invest at least 80% of its net assets in Indian mid cap companies included in the Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Indian mid cap companies as companies that are included in the Underlying Index at the time of purchase and generally includes companies that are domiciled in India that have a market capitalization which is at least $200 million, but is lower than the 50th highest publicly traded company in India. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

     From time to time, the Fund will purchase or sell certain of its portfolio securities to reflect changes to the constituent securities of the Underlying Index and to satisfy asset diversification requirements for qualification as a “regulated investment company” for purposes of the Internal Revenue Code. The Fund will also rebalance its portfolio securities promptly following the annual rebalancing of the Underlying Index. In recognition of longer settlement periods for emerging market securities, the Fund may at times purchase or sell portfolio securities in advance of anticipated adjustments to the weighting or composition of the constituent securities of the Underlying Index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

     The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. When securities are deleted from the Underlying Index, the Fund will typically remove these securities from the Fund’s portfolio. However, the Fund may, in EGA’s discretion, remain invested in securities that were deleted from the Underlying Index until the next rebalancing of the Fund.

     Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover.

Principal Risks

     Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest. Many factors affect the value of an investment in the Fund. The Fund’s net asset value per Share (“NAV”) will change daily based on variations in market conditions, interest rates and other economic, political or financial developments.

     Equity Securities Risk. Equity securities risk is the risk that broad movements in financial markets will adversely affect the price of securities owned by the Fund, regardless of how well the companies in which the Fund invests perform. Equity securities risk is thus the risk that the price of one or more of the securities in the Fund’s portfolio will fall. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

     Depositary Receipts Risk. Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. In general, a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns. In addition, although ADRs and GDRs may be listed on major U.S. or foreign exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. The price at which the Fund’s securities may be sold and the value of the Fund’s Shares may be adversely affected if trading markets for ADRs and GDRs are limited or absent or if bid/ask spreads are wide.

     Market Price Variance Risk. Fund Shares will be listed for trading on the NYSE Arca, Inc. (the “Exchange”) and can be bought and sold in the secondary market at market prices. However, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Although it is expected that the market price of the Shares of the Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when you buy Shares of the Fund in the secondary market, and you may receive less than NAV when you sell those Shares in the secondary market. Given the fact that Shares are created and redeemed principally by market makers, large investors and institutions who purchase and sell large, specified numbers of Shares called “Creation Units” directly from the Fund, Management believes that large discounts or premiums to the NAV of Shares should not be sustained.

     Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA. This may prevent the Fund from limiting losses, realizing gains or from achieving its investment objective of tracking the performance of its underlying index. In addition, investments in certain foreign securities may be less liquid and more volatile than many U.S. securities. As a result, the Fund may at times be unable to sell foreign securities at favorable prices. A previously established liquid foreign securities market may become illiquid due to economic or political conditions.

     Redemption Risk. The Fund intends to rely on an exemptive order issued by the SEC to ALPS Advisors, Inc. (the “Adviser”) that will permit the Fund to delay redemptions of its securities for up to 14 days, based in part on the greater relative illiquidity and longer settlement times of emerging markets securities. This principal risk applies to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to the Fund and does not apply to investors who will buy and sell Shares of the Fund in secondary market transactions on the Exchange through brokers.

     Non-Correlation Risk. The Fund’s return may not match the return of its corresponding underlying index for a number of reasons. For example, if the Fund utilizes a representative sampling approach, its return may not correlate as well with the return on its underlying index, as would be the case if it purchased all of the securities in the underlying index with the same weightings as the underlying index. In addition, the Fund incurs a number of operating expenses not applicable to its underlying index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its underlying index. The Fund may not be fully invested at times, in which case holding cash balances may prevent it from replicating its underlying index. If the Fund fair values portfolio securities when calculating its NAV, the Fund’s return may vary from the return of its underlying index to the extent the underlying index reflects stale pricing. Likewise, a variation between the return of the Fund and its underlying index may occur if the closing prices of ADRs or GDRs held by the Fund differ from the closing prices of ordinary shares of companies represented by those ADRs or GDRs.

     Non-Diversification Risk. The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on the Fund’s Share price. The Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code, in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of the Fund.

     Foreign Currency Risk. Investments denominated in foreign currencies are subject to additional risk factors as compared to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Generally, when the U.S. dollar gains in value against a foreign currency, an investment traded in that foreign currency loses value because that currency is worth fewer U.S. dollars. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. A U.S. dollar investment in Depositary Receipts or Ordinary Shares of foreign issuers traded on U.S. exchanges is indirectly subject to foreign currency risk to the extent that the issuer conducts its principal business in markets where transactions are denominated in foreign currencies.

     Foreign Investment Risk. Foreign securities and financial instruments correlated to foreign securities may be more volatile than their U.S. counterparts for a variety of reasons, including the effects of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. There may be less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. In addition, foreign companies may not be subject to the same disclosure, accounting, auditing, and financial reporting standards and practices as U.S. companies. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery, or recovery of money or investments. Restrictions on currency trading that may be imposed by foreign countries may adversely affect the value of the securities of companies that trade or operate in such countries. Fluctuations in foreign currencies may have an impact on the value of securities or financial instruments purchased by the Fund as described under Foreign Currency Risk above.

     Emerging Markets Risk. Investments in emerging market securities are subject to risks that are both greater than and different from the risks described under Foreign Investment Risk above. These emerging market risks are extremely difficult, if not impossible, to predict, but could include the following: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; significant periods of inflation or deflation; restrictions on foreign investment; possible nationalization, expropriation, or confiscatory taxation of investment income and capital; increased social, economic and political uncertainty and instability; pervasive corruption and crime; more substantial governmental involvement in the economy; less governmental supervision and regulation; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, the risks associated with investing in narrowly defined geographic securities are generally more pronounced with respect to investments in emerging market countries.

     Indian Securities Risk. Investments in securities of Indian companies are subject to risks that are greater than the risks described under Foreign Investment Risk and Emerging Markets Risk above, which include government controls placed on foreign investment, nationalization, market volatility and illiquidity. Additionally, uncertainty regarding inflation and currency exchange rates, as well as the possibility that future harmful political actions will be taken by the Indian government and the existence of religious and ethnic unrest could negatively impact the Indian economy, which would likely adversely affect the performance of the Indian companies in which the Fund invests.

     Mid Cap Company Investment Risk. Mid Cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche. Further, stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.

     Portfolio Turnover Risk. The Fund may experience a higher rate of portfolio turnover to the extent active market trading of Fund Shares causes more frequent creation or redemption activities and such creation and redemption activities are not conducted in-kind. Higher turnover rates may increase brokerage costs and may result in increased taxable capital gains.

Performance

     There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser

ALPS Advisors, Inc.

Sub-Adviser

Emerging Global Advisors, LLC

Portfolio Manager

Richard C. Kang is the lead portfolio manager for the Fund and is responsible for the day-to-day management of the Fund’s portfolio. Mr. Kang has been the Chief Investment Officer and Director of Research of EGA since October 2008 and has managed the Fund since its commencement of operations on or about January 26, 2010.

Purchase and Sale of Fund Shares

     Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

     The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

     If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Emerging Global Shares INDXX China Mid Cap Index Fund

Investment Objective

     The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the INDXX China Mid Cap Index (the “Underlying Index”).

Fees and Expenses

     The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	0.95%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses (1)	0.57%

Total Annual Fund Operating Expenses	1.52%
Less Management Fee Waiver/Expense Reimbursement (2)	0.67%

Total Annual Fund Operating Expenses (3)	0.85%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(2)

EGA Emerging Global Shares Trust (the “Trust”) and Emerging Global Advisors, LLC (“EGA”) have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.85% of net assets. This agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.

(3)	Reflects deduction of fees waived and/or expenses reimbursed by EGA.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund for the time periods indicated and then redeemed all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years

$87	$415

Portfolio Turnover

     The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

     The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Underlying Index through investments in equity securities, including shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Underlying Index is a free-float market capitalization weighted stock market index comprised of a representative sample of 30 emerging markets companies that INDXX, LLC determines to be the representative of mid-market capitalization companies domiciled in China. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of Chinese mid cap companies included in the Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities. The Fund defines Chinese mid cap companies as companies that are included in the Underlying Index at the time of purchase and generally includes companies that are domiciled in China that trade on the exchanges of Hong Kong and the U.S. and have a market capitalization that is at least $200 million, but is lower than the 30th highest publicly traded company in China. The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.

     From time to time, the Fund will purchase or sell certain of its portfolio securities to reflect changes to the constituent securities of the Underlying Index and to satisfy asset diversification requirements for qualification as a “regulated investment company” for purposes of the Internal Revenue Code. The Fund will also rebalance its portfolio securities promptly following the annual rebalancing of the Underlying Index. In recognition of longer settlement periods for emerging market securities, the Fund may at times purchase or sell portfolio securities in advance of anticipated adjustments to the weighting or composition of the constituent securities of the Underlying Index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

     The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. When securities are deleted from the Underlying Index, the Fund will typically remove these securities from the Fund’s portfolio. However, the Fund may, in EGA’s discretion, remain invested in securities that were deleted from the Underlying Index until the next rebalancing of the Fund.

     Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover.

Principal Risks

     Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest. Many factors affect the value of an investment in the Fund. The Fund’s net asset value per Share (“NAV”) will change daily based on variations in market conditions, interest rates and other economic, political or financial developments.

     Equity Securities Risk. Equity securities risk is the risk that broad movements in financial markets will adversely affect the price of securities owned by the Fund, regardless of how well the companies in which the Fund invests perform. Equity securities risk is thus the risk that the price of one or more of the securities in the Fund’s portfolio will fall. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

     Depositary Receipts Risk. Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. In general, a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns. In addition, although ADRs and GDRs may be listed on major U.S. or foreign exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. The price at which the Fund’s securities may be sold and the value of the Fund’s Shares may be adversely affected if trading markets for ADRs and GDRs are limited or absent or if bid/ask spreads are wide.

     Market Price Variance Risk. Fund Shares will be listed for trading on the NYSE Arca, Inc. (the “Exchange”) and can be bought and sold in the secondary market at market prices. However, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Although it is expected that the market price of the Shares of the Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when you buy Shares of the Fund in the secondary market, and you may receive less than NAV when you sell those Shares in the secondary market. Given the fact that Shares are created and redeemed principally by market makers, large investors and institutions who purchase and sell large, specified numbers of Shares called “Creation Units” directly from the Fund, Management believes that large discounts or premiums to the NAV of Shares should not be sustained.

     Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA. This may prevent the Fund from limiting losses, realizing gains or from achieving its investment objective of tracking the performance of its underlying index. In addition, investments in certain foreign securities may be less liquid and more volatile than many U.S. securities. As a result, the Fund may at times be unable to sell foreign securities at favorable prices. A previously established liquid foreign securities market may become illiquid due to economic or political conditions.

     Redemption Risk. The Fund intends to rely on an exemptive order issued by the SEC to ALPS Advisors, Inc. (the “Adviser”) that will permit the Fund to delay redemptions of its securities for up to 14 days, based in part on the greater relative illiquidity and longer settlement times of emerging markets securities. This principal risk applies to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to the Fund and does not apply to investors who will buy and sell Shares of the Fund in secondary market transactions on the Exchange through brokers.

     Non-Correlation Risk. The Fund’s return may not match the return of its corresponding underlying index for a number of reasons. For example, if the Fund utilizes a representative sampling approach, its return may not correlate as well with the return on its underlying index, as would be the case if it purchased all of the securities in the underlying index with the same weightings as the underlying index. In addition, the Fund incurs a number of operating expenses not applicable to its underlying index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its underlying index. The Fund may not be fully invested at times, in which case holding cash balances may prevent it from replicating its underlying index. If the Fund fair values portfolio securities when calculating its NAV, the Fund’s return may vary from the return of its underlying index to the extent the underlying index reflects stale pricing. Likewise, a variation between the return of the Fund and its underlying index may occur if the closing prices of ADRs or GDRs held by the Fund differ from the closing prices of ordinary shares of companies represented by those ADRs or GDRs.

     Non-Diversification Risk. The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on the Fund’s Share price. The Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code, in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of the Fund.

     Foreign Currency Risk. Investments denominated in foreign currencies are subject to additional risk factors as compared to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Generally, when the U.S. dollar gains in value against a foreign currency, an investment traded in that foreign currency loses value because that currency is worth fewer U.S. dollars. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. A U.S. dollar investment in Depositary Receipts or Ordinary Shares of foreign issuers traded on U.S. exchanges is indirectly subject to foreign currency risk to the extent that the issuer conducts its principal business in markets where transactions are denominated in foreign currencies.

     Foreign Investment Risk. Foreign securities and financial instruments correlated to foreign securities may be more volatile than their U.S. counterparts for a variety of reasons, including the effects of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. There may be less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. In addition, foreign companies may not be subject to the same disclosure, accounting, auditing, and financial reporting standards and practices as U.S. companies. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery, or recovery of money or investments. Restrictions on currency trading that may be imposed by foreign countries may adversely affect the value of the securities of companies that trade or operate in such countries. Fluctuations in foreign currencies may have an impact on the value of securities or financial instruments purchased by the Fund as described under Foreign Currency Risk above.

     Emerging Markets Risk. Investments in emerging market securities are subject to risks that are both greater than and different from the risks described under Foreign Investment Risk above. These emerging market risks are extremely difficult, if not impossible, to predict, but could include the following: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; significant periods of inflation or deflation; restrictions on foreign investment; possible nationalization, expropriation, or confiscatory taxation of investment income and capital; increased social, economic and political uncertainty and instability; pervasive corruption and crime; more substantial governmental involvement in the economy; less governmental supervision and regulation; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, the risks associated with investing in narrowly defined geographic securities are generally more pronounced with respect to investments in emerging market countries.

     Mid Cap Company Investment Risk. Mid Cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche. Further, stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.

     Portfolio Turnover Risk. The Fund may experience a higher rate of portfolio turnover to the extent active market trading of Fund Shares causes more frequent creation or redemption activities and such creation and redemption activities are not conducted in-kind. Higher turnover rates may increase brokerage costs and may result in increased taxable capital gains.

Performance

     There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser

ALPS Advisors, Inc.

Sub-Adviser

Emerging Global Advisors, LLC

Portfolio Manager

Richard C. Kang is the lead portfolio manager for the Fund and is responsible for the day-to-day management of the Fund’s portfolio. Mr. Kang has been the Chief Investment Officer and Director of Research of EGA since October 2008 and has managed the Fund since its commencement of operations on or about January 26, 2010.

Purchase and Sale of Fund Shares

     Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

     The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

     If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Emerging Global Shares INDXX Brazil Mid Cap Index Fund

Investment Objective

     The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield performance of the INDXX Brazil Mid Cap Index (the “Underlying Index”).

Fees and Expenses

     The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	0.95%
Distribution and/or Service (12b-l) Fees	0.00%
Other Expenses (1)	0.44%

Total Annual Fund Operating Expenses	1.39%
Less Management Fee Waiver/Expense Reimbursement (2)	0.54%

Total Annual Fund Operating Expenses (3)	0.85%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(2)

EGA Emerging Global Shares Trust (the “Trust”) and Emerging Global Advisors, LLC (“EGA”) have entered into a written fee waiver and expense reimbursement agreement pursuant to which EGA has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) from exceeding 0.85% of net assets. This agreement will remain in effect and will be contractually binding for one year from the date of this Prospectus. If Total Annual Fund Operating Expenses would fall below the expense limit, EGA may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.

(3)	Reflects deduction of fees waived and/or expenses reimbursed by EGA.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund for the time periods indicated and then redeemed all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years

$87	$388

Portfolio Turnover

     The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

     The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the Underlying Index through investments in equity securities, including shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Underlying Index is a free-float market capitalization weighted stock market index comprised of a representative sample of 30 emerging markets companies that INDXX, LLC determines to be the representative of mid-market capitalization companies domiciled in Brazil. Under normal circumstances, the Fund will invest at least 80% of its net assets in Brazilian mid cap companies included in the Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Brazilian mid cap companies as companies that are included in the Underlying Index at the time of purchase and generally includes companies that are domiciled in Brazil which have a market capitalization that is at least $200 million, but is lower than the

30th highest publicly traded company in Brazil. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

     From time to time, the Fund will purchase or sell certain of its portfolio securities to reflect changes to the constituent securities of the Underlying Index and to satisfy asset diversification requirements for qualification as a “regulated investment company” for purposes of the Internal Revenue Code. The Fund will also rebalance its portfolio securities promptly following the annual rebalancing of the Underlying Index. In recognition of longer settlement periods for emerging market securities, the Fund may at times purchase or sell portfolio securities in advance of anticipated adjustments to the weighting or composition of the constituent securities of the Underlying Index. The Fund does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

     The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. When securities are deleted from the Underlying Index, the Fund will typically remove these securities from the Fund’s portfolio. However, the Fund may, in EGA’s discretion, remain invested in securities that were deleted from the Underlying Index until the next rebalancing of the Fund.

     Active market trading of Fund Shares may cause more frequent creation or redemption activities and to the extent such creation and redemption activities are not conducted in-kind could increase the rate of portfolio turnover.

Principal Risks

     Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest. Many factors affect the value of an investment in the Fund. The Fund’s net asset value per Share (“NAV”) will change daily based on variations in market conditions, interest rates and other economic, political or financial developments.

     Equity Securities Risk. Equity securities risk is the risk that broad movements in financial markets will adversely affect the price of securities owned by the Fund, regardless of how well the companies in which the Fund invests perform. Equity securities risk is thus the risk that the price of one or more of the securities in the Fund’s portfolio will fall. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

     Depositary Receipts Risk. Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. In general, a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns. In addition, although ADRs and GDRs may be listed on major U.S. or foreign exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. The price at which the Fund’s securities may be sold and the value of the Fund’s Shares may be adversely affected if trading markets for ADRs and GDRs are limited or absent or if bid/ask spreads are wide.

     Market Price Variance Risk. Fund Shares will be listed for trading on the NYSE Arca, Inc. (the “Exchange”) and can be bought and sold in the secondary market at market prices. However, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Although it is expected that the market price of the Shares of the Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when you buy Shares of the Fund in the secondary market, and you may receive less than NAV when you sell those Shares in the secondary market. Given the fact that Shares are created and redeemed principally by market makers, large investors and institutions who purchase and sell large, specified numbers of Shares called “Creation Units” directly from the Fund, Management believes that large discounts or premiums to the NAV of Shares should not be sustained.

     Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA. This may prevent the Fund from limiting losses, realizing gains or from achieving its investment objective of tracking the performance of its underlying index. In addition, investments in certain foreign securities may be less liquid and more volatile than many U.S. securities. As a result, the Fund may at times be unable to sell foreign securities at favorable prices. A previously established liquid foreign securities market may become illiquid due to economic or political conditions.

     Redemption Risk. The Fund intends to rely on an exemptive order issued by the SEC to ALPS Advisors, Inc. (the “Adviser”) that will permit the Fund to delay redemptions of its securities for up to 14 days, based in part on the greater relative illiquidity and longer settlement times of emerging markets securities. This principal risk applies to investors such as market makers, large investors and institutions who purchase and sell Creation Units directly from and to the Fund and does not apply to investors who will buy and sell Shares of the Fund in secondary market transactions on the Exchange through brokers.

     Non-Correlation Risk. The Fund’s return may not match the return of its corresponding underlying index for a number of reasons. For example, if the Fund utilizes a representative sampling approach, its return may not correlate as well with the return on its underlying index, as would be the case if it purchased all of the securities in the underlying index with the same weightings as the underlying index. In addition, the Fund incurs a number of operating expenses not applicable to its underlying index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its underlying index. The Fund may not be fully invested at times, in which case holding cash balances may prevent it from replicating its underlying index. If the Fund fair values portfolio securities when calculating its NAV, the Fund’s return may vary from the return of its underlying index to the extent the underlying index reflects stale pricing. Likewise, a variation between the return of the Fund and its underlying index may occur if the closing prices of ADRs or GDRs held by the Fund differ from the closing prices of ordinary shares of companies represented by those ADRs or GDRs.

     Non-Diversification Risk. The Fund is non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on the Fund’s Share price. The Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code, in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of the Fund.

     Foreign Currency Risk. Investments denominated in foreign currencies are subject to additional risk factors as compared to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Generally, when the U.S. dollar gains in value against a foreign currency, an investment traded in that foreign currency loses value because that currency is worth fewer U.S. dollars. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. A U.S. dollar investment in Depositary Receipts or Ordinary Shares of foreign issuers traded on U.S. exchanges is indirectly subject to foreign currency risk to the extent that the issuer conducts its principal business in markets where transactions are denominated in foreign currencies.

     Foreign Investment Risk. Foreign securities and financial instruments correlated to foreign securities may be more volatile than their U.S. counterparts for a variety of reasons, including the effects of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. There may be less government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers than in the U.S. In addition, foreign companies may not be subject to the same disclosure, accounting, auditing, and financial reporting standards and practices as U.S. companies. The procedures and rules governing foreign transactions and custody also may involve delays in payment, delivery, or recovery of money or investments. Restrictions on currency trading that may be imposed by foreign countries may adversely affect the value of the securities of companies that trade or operate in such countries. Fluctuations in foreign currencies may have an impact on the value of securities or financial instruments purchased by the Fund as described under Foreign Currency Risk above.

     Emerging Markets Risk. Investments in emerging market securities are subject to risks that are both greater than and different from the risks described under Foreign Investment Risk above. These emerging market risks are extremely difficult, if not impossible, to predict, but could include the following: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; significant periods of inflation or deflation; restrictions on foreign investment; possible nationalization, expropriation, or confiscatory taxation of investment income and capital; increased social, economic and political uncertainty and instability; pervasive corruption and crime; more substantial governmental involvement in the economy; less governmental supervision and regulation; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, the risks associated with investing in narrowly defined geographic securities are generally more pronounced with respect to investments in emerging market countries.

     Mid Cap Company Investment Risk. Mid Cap companies may have greater volatility in price than the stocks of large companies due to limited product lines or resources or a dependency upon a particular market niche. Further, stocks of mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.

     Portfolio Turnover Risk. The Fund may experience a higher rate of portfolio turnover to the extent active market trading of Fund Shares causes more frequent creation or redemption activities and such creation and redemption activities are not conducted in-kind. Higher turnover rates may increase brokerage costs and may result in increased taxable capital gains.

Performance

     There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.

Management

Investment Adviser

ALPS Advisors, Inc.

Sub-Adviser

Emerging Global Advisors, LLC

Portfolio Manager

Richard C. Kang is the lead portfolio manager for the Fund and is responsible for the day-to-day management of the Fund’s portfolio. Mr. Kang has been the Chief Investment Officer and Director of Research of EGA since October 2008 and has managed the Fund since its commencement of operations on or about January 26, 2010.

Purchase and Sale of Fund Shares

     Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in Creation Units consisting of 50,000 Shares. Individual Shares may only be purchased and sold on the Exchange through a broker-dealer. Shares of the Fund will trade at market prices rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

     The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Financial Intermediary Compensation

     If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES,
RELATED RISKS, AND DISCLOSURE OF PORTFOLIO HOLDINGS

     This section contains greater detail on the Funds’ principal investment strategies and the related risks that you would face as a shareholder of the Funds and also information about how to find out more about the Funds’ portfolio holdings disclosure policy.

Investment Objectives

     Each Fund’s investment objective is to seek investment results that generally correspond (before fees and expenses) to the price and yield performance of the Fund’s corresponding benchmark INDXX Index (each an “Underlying Index” and collectively, the “Underlying Indices”). Each Fund’s investment objective is non-fundamental, meaning that it may be changed without shareholder approval (although a Fund will provide advance notice to shareholders at least 60 days before any such change takes effect). There can be no guarantee that a Fund will achieve its investment objective.

Investment Strategies

     Each Fund seeks to achieve its investment objective by attempting to replicate the portfolio of its Underlying Index through investments in equity securities, including ADRs and GDRs. Under normal circumstances, each Fund will invest at least 80% of its net assets in securities of companies that are included in its Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in those securities. A Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

     The Emerging Global Shares INDXX India Infrastructure Index Fund invests substantially all of its assets in the Subsidiary, which in turn, invests at least 90% of its assets in Indian securities, and to some extent ADRs and GDRs, based on the number of Indian securities that are included in the Fund’s Underlying Index. Through such investment structure, the Fund obtains benefits under the tax treaty between Mauritius and India.

     ADRs, which are issued by domestic banks, represent ownership interest in shares of foreign companies and are traded in the United States on exchanges or over-the-counter (“OTC”). ADRs enable investors from the United States to buy shares in foreign companies without undertaking cross-border transactions. GDRs are depositary receipts for shares of foreign companies that are traded in capital markets around the world.

     From time to time, a Fund will purchase or sell certain of its portfolio securities to reflect changes to the constituent securities of the Underlying Index. A Fund will also rebalance its portfolio securities promptly following the annual rebalancing of the Underlying Index. In recognition of longer settlement periods for emerging market securities, a Fund may at times purchase or sell portfolio securities in advance of anticipated adjustments to the weighting or composition of the constituent securities of the Underlying Index. The Funds do not seek temporary defensive positions when equity markets decline or appear to be overvalued.

     Each Fund’s intention is to replicate the constituent securities of its Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, a Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index. When securities are deleted from a Fund’s Underlying Index, the Fund will typically remove these securities from the Fund’s portfolio. However, a Fund may, in EGA’s discretion, remain invested in securities that were deleted from the Underlying Index until the next rebalancing of the Fund.

     More information about the Funds’ investment strategies is presented under “Additional Securities, Investments and Strategies” below and in the Funds’ Statement of Additional Information (“SAI”), which is available from the Funds upon request or at the Funds’ website, www.egshares.com.

     Depositary Receipts. For many foreign securities, U.S. Dollar -denominated ADRs, which are traded in the United States on exchanges or OTC, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, the Funds can avoid currency risks during the settlement period for either purchase or sales. In general, there is a large, liquid market in the United States for many ADRs.

     ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued throughout the world that evidence a similar arrangement. ADRs and GDRs trade in foreign currencies that may differ from the currency that the underlying security for each ADR or GDR principally trades in. Generally, ADRs in registered form are designed for use in the U.S. securities markets and are denominated in U.S. dollars. GDRs, in registered form, are tradable both in the United States and in Europe and are designed for use throughout the world.

     Each Fund may hold unsponsored Depositary Receipts, which are organized independently and without the cooperation of the issuer of the underlying securities. As result, available information concerning the issuers may not be as current for unsponsored Depositary Receipts, and the prices of unsponsored Depository Receipts may be more volatile than if such instruments were sponsored by the issuer.

     Each Fund will generally price Depositary Receipts according to the exchange on which the Depositary Receipts trade for purposes of calculating its daily NAV. To the extent that the exchange price of a Depositary Receipt differs from the local price of the underlying security used by the Fund’s corresponding underlying index, the Fund may be prevented from fully achieving its investment objective of tracking the performance of its underlying index.

     Risk of Lack of Market Liquidity for Fund Shares. Trading of Shares of the Fund on the Exchange or another national securities exchange may be halted if exchange officials deem such action appropriate, if the Fund is delisted, or if the activation of marketwide “circuit breakers” halts stock trading generally. If the Fund’s Shares are delisted, the Fund may seek to list its Shares on another market, merge with another ETF or traditional mutual fund, or redeem its Shares at NAV.

Additional Securities, Instruments and Strategies

     This section describes additional securities, instruments and strategies that may be utilized by a Fund which are not principal investment strategies of a Fund unless otherwise noted in the Fund’s description of principal strategies.

     Money Market Instruments. Money market instruments are short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles. Money market instruments include U.S. Government securities and repurchase agreements.

     Repurchase Agreements. Repurchase agreements are contracts in which the seller of securities, usually U.S. Government Securities or other Money Market Instruments, agrees to buy them back at a specified time and price. Repurchase Agreements are primarily used by EGA as a short-term investment vehicle for cash positions.

     Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of a security by a Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. Reverse repurchase agreements may be considered a form of borrowing for some purposes and may create leverage. The Funds will designate cash and liquid securities in an amount sufficient to cover its repurchase obligations and will mark-to-market such amounts daily.

     U.S. Government Securities. U.S. Government securities are issued by the U.S. Government or one of its agencies or instrumentalities. Some, but not all, U.S. Government securities are backed by the full faith and credit of the federal government. Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

     Loans of Portfolio Securities. A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. There is also a risk that a Fund may not be able to recall securities while they are on loan in time to vote proxies related to those securities.

     The Funds are authorized to lend Fund portfolio securities to qualified institutional investors that post appropriate collateral. However, the Funds currently do not participate in a securities lending program.

     Futures. Each Fund may enter into futures contracts. When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

     When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as the “initial margin.” This amount is maintained either with the futures commission merchant or in a segregated account at the Funds’ custodian bank. Thereafter, a “variation margin” may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract. A Fund also may effect futures transactions through futures commission merchants that are affiliated with the Adviser, EGA or a Fund in accordance with procedures adopted by the Board. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

DISCLOSURE OF PORTFOLIO HOLDINGS

     A description of the policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is included in the Funds SAI. The top ten holdings and all holdings of each Fund is posted on a daily basis to the Trust’s website at www.egshares.com.

SPECIAL RISKS OF EXCHANGE-TRADED FUNDS

     Not Individually Redeemable. Shares may be redeemed by a Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

     Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange may be halted due to extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, and the listing requirements may be amended from time to time.

PRECAUTIONARY NOTES

     A Precautionary Note to Retail Investors. The Depository Trust Company (“DTC”), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee will be the registered owner of all outstanding Shares of each Fund of the Trust. Your ownership of Shares will be shown on the records of DTC and the DTC participant broker through whom you hold the Shares. THE TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP. Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for ensuring that you receive shareholder reports and other communications from the Fund whose Shares you own. Typically, you will receive other services (e.g., average cost information) only if your broker offers these services.

     A Precautionary Note to Purchasers of Creation Units. You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund. Because new Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933, as amended (“Securities Act”). For example, you could be deemed a statutory underwriter if you purchase Creation Units from an issuing Fund, break them down into the constituent Shares, and sell those Shares directly to customers, or if you choose to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter. Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

     A Precautionary Note to Investment Companies. For purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), each Fund is a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the shares of other investment companies, including Shares of the Funds. Investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Adviser, including that such investment companies enter into an agreement with the Trust.

FUND ORGANIZATION

     Each Fund is a series of the Trust, an investment company registered under the 1940 Act. Each Fund is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Delaware statutory trust. Its Board of Trustees (the “Board”) is responsible for its overall management and direction. The Board elects the Trust’s officers and approves all significant agreements, including those with the investment adviser, custodian and fund administrative and accounting agent.

MANAGEMENT OF THE FUNDS

The Investment Adviser and Sub-Adviser

     The Adviser acts as each Fund’s investment adviser pursuant to an advisory agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). The Adviser is a Colorado corporation with its principal offices located at 1290 Broadway, Suite 1100, Denver, Colorado 80203. As of December 31, 2008, ALPS entities have provided supervisory, management, servicing or distribution services on approximately $240 billion in assets through closed-end funds, unit investment trusts, mutual funds, hedge funds, separately managed accounts and exchange-traded funds. Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, and has ultimate responsibility (subject to oversight by the Trust’s Board of Trustees) for oversight of the Trust’s sub-advisers. For its services, the Trust pays the Adviser an annual management fee consisting of the greater of $400,000 or 0.10% of each Fund’s average daily net assets, but not to exceed $1,000,000 per year. From time to time, the Adviser may waive all or a portion of its fee.

     EGA serves as the sub-adviser to all of the Funds and provides investment advice and management services to the Funds, including portfolio trading and index tracking services. EGA is a Delaware limited liability company with its principal offices located at 171 East Ridgewood Ave., Ridgewood, NJ 07450. EGA manages the day-today investment and reinvestment of the assets in each Fund and is responsible for designating the Deposit Securities and monitoring each Fund’s adherence to its investment mandate. For its investment advisory services, EGA is entitled to receive fees equal to 0.85% of the average daily net assets of each Fund.

     EGA has agreed to reduce fees and/or reimburse expenses to the extent necessary to prevent the annual operating expenses of each Fund (excluding any taxes, interest, brokerage fees and non-routine expenses, such as expenses attributable to mergers or liquidation) from exceeding 0.85% of average daily net assets. Under this agreement, EGA retains the right to seek reimbursement from each Fund of fees previously waived or expenses previously assumed to the extent such fees were waived or expenses were assumed within three years of such reimbursement, provided and such reimbursement does not cause a Fund to exceed any applicable fee waiver or expense limitation agreement that was in place at the time the fees were waived or expenses were assumed. EGA, from its own resources, including profits from sub-advisory fees received from the Funds, also may make payments to broker-dealers and other financial institutions in connection with the distribution of the Funds’ Shares.

     Subject to the fee waiver and expense assumption agreement, each Fund is responsible for all of its expenses, including: the investment advisory fees and sub-advisory fees; costs of transfer agency, custody, fund administration, legal, audit and other services; interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions; distribution fees or expenses; and non-routine expenses (including litigation or merger-related expenses, if any).

     The basis for the Board’s approval of the Advisory Agreement and Sub-Advisory Agreement will be available in the Trust’s next report to shareholders.

Portfolio Management

     Richard C. Kang serves as the portfolio manager for each Fund and is responsible for the day-to-day management of each Fund. Mr. Kang is the Chief Investment Officer and Director of Research of EGA and joined EGA in October 2008. Prior to that Mr. Kang was a contract consultant for ETFx Indexes from October 2007 to September 2008. From January 2007 to September 2008, Mr. Kang was an independent consultant and blogger of The Beta Brief. Prior to that, Mr. Kang was Chief Investment Officer of Quadrexx Asset Management from July 2003 to May 2005, and President and Chief Investment Officer of Meridian Global Investors from November 2002 to December 2007.

     The Trust’s SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of Shares in the Funds.

HOW TO BUY AND SELL SHARES

     Most investors will buy and sell Shares of the Funds at market prices in secondary market transactions through brokers. Shares of each Fund are listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd lots,” at no per-Share price differential. When buying or selling Shares through a broker, investors should expect to incur customary brokerage commissions, investors may receive less than the NAV of the Shares, and investors may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Share prices are reported in dollars and cents per Share.

Share Trading Prices

     The trading prices of Shares of each Fund on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

     The Exchange intends to disseminate the approximate value of Shares of each Fund every 15 seconds. This approximate value should not be viewed as a “real-time” update of the NAV per Share of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value of Shares of the Funds and the Funds do not make any warranty as to the accuracy of these calculations.

Frequent Purchases and Redemptions of the Fund’s Shares

     The Funds impose no restrictions on the frequency of purchases and redemptions (“market timing”). In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Funds’ shareholders. The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its Shares at NAV per Share generally for a basket of securities intended to mirror the Fund’s portfolio, plus a small amount of cash, and the Shares may be purchased and sold on the Exchange at prevailing market prices. The Board noted that the Funds’ Shares can only be purchased and redeemed directly from the Funds in Creation Units by broker-dealers and large institutional investors that have entered into participation agreements (“APs”) and that the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not involve a Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including: dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With respect to trades directly with a Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause any of the harmful effects (as noted above) that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading by APs is critical to ensuring that the Shares trade at or close to NAV. Each Fund also employs fair valuation pricing to minimize potential dilution from market timing. Each Fund imposes transaction fees on in-kind purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in executing in-kind trades, and with respect to the redemption fees, these fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Board determined that (a) it is unlikely that market timing would be attempted by a Fund’s shareholders and (b) any attempts to market time a Fund by shareholders would not be expected to negatively impact the Fund or its shareholders.

DIVIDENDS, DISTRIBUTIONS AND TAXES

     As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

     Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

  Your Fund makes distributions,

  You sell your Shares listed on the Exchange, and

  You purchase or redeem Creation Units.

Dividends & Distributions

     Dividends and Distributions. Each Fund intends to elect and qualify to be treated each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally will not pay federal income tax on the income and gains it distributes to you. Each Fund expects to declare and pay all of its net investment income, if any, to shareholders as dividends annually. Each Fund will also declare and pay net realized capital gains, if any, at least annually. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

     Annual Statements. Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, each Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, a Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

     Avoid “Buying a Dividend.” If you are a taxable investor and invest in a Fund shortly before the ex-dividend date of a taxable distribution, the distribution will lower the value of the Fund’s Shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Taxes

     Tax Considerations. In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund Shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains in excess of net short-term capital losses are taxable to you as long-term capital gains no matter how long you have owned your Shares. With respect to taxable years of a Fund beginning before January 1, 2011, unless such provision is extended or made permanent, a portion of income dividends paid to individual shareholders and designated by a Fund may be qualified dividend income eligible for taxation at long-term capital gain rates provided certain holding period requirements are met.

     Taxes on Exchange-Listed Share Sales. A sale or exchange of Fund Shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Currently, any capital gain or loss realized upon a sale of Fund Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

     Backup Withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

     State and Local Taxes. Fund distributions and gains from the sale or exchange of your Fund Shares generally are subject to state and local taxes.

     Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

     Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

     Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains and, with respect to taxable years of a Fund that begin before January 1, 2010 (sunset date), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Mauritius Tax Status

     The Emerging Global Shares INDXX India Infrastructure Index Fund conducts its investment activities in India through the Subsidiary, a wholly owned subsidiary that is a tax resident of Mauritius and which expects to obtain benefits under the tax treaty between Mauritius and India (the “Treaty”). In light of Circular 789 of April 13, 2000 issued by the Central Board of Direct Taxes in India, the Subsidiary will be eligible for the benefits under the Treaty if it holds a valid tax residence certificate issued by the Mauritius income tax authorities. The validity of the Circular was subsequently upheld by the Supreme Court of India in a judgment delivered on October 7, 2003. The Subsidiary has been issued a Category 1 Global Business License by the Financial Services Commission of Mauritius. It has applied for and obtained a tax residence certificate (“TRC”) from the Mauritius Revenue Authority for the purpose of the Mauritius-India Double Taxation Avoidance Agreement. The TRC is issued for a period of one year and thereafter renewable annually. The Subsidiary is subject to tax in Mauritius at the rate of 15% on its net income.

     However, the Subsidiary will be entitled to a tax credit for foreign tax on its income which is not derived from Mauritius against the Mauritian tax computed by reference to that same income. If no written evidence is presented to the Mauritius Revenue Authority showing the amount of foreign tax charged on income derived by the Fund outside of Mauritius, the amount of the foreign tax will be conclusively presumed to be equal to eighty percent (80%) of the Mauritian tax chargeable with respect to that income, which could reduce the rate of tax effectively to three percent (3%). Further, the Subsidiary is not subject to capital gains tax in Mauritius nor is it liable for income tax on any gains from sale of units or securities. Any dividends and redemption proceeds paid by the Subsidiary to the Fund are exempt from Mauritius tax. Provided that the Subsidiary does not have a permanent establishment in India, the tax treatment in India of income derived by the Subsidiary is as follows:

(i) capital gains are not subject to tax in India by virtue of certain provisions of the Treaty;

(ii) dividends from Indian companies are paid to the Subsidiary free of Indian tax; and

(iii) any interest income earned on Indian securities is subject to withholding tax in India at a rate that may vary from 10% to 42.23%, depending on the nature of the underlying debt security.

     The Subsidiary continues to: (i) comply with the requirements of the Treaty; (ii) be a tax resident of Mauritius; and (iii) maintain its central management and control in Mauritius. Accordingly, management believes that the Subsidiary will be able to obtain the benefits of the Treaty, which ultimately benefits the Fund. However, there can be no assurance that the Subsidiary will be granted a certificate of tax residency in the future. While the validity of the Treaty and its applicability to entities such as the Subsidiary was upheld by the Supreme Court of India, no assurance can be given that the terms of the Treaty will not be subject to re-interpretation and renegotiation in the future. Any change in the Treaty’s application could have a material adverse affect on the returns of the Fund. Further, it is possible that the Indian tax authorities may seek to take the position that the Subsidiary is not entitled to the benefits of the Treaty. It is currently not clear whether income from entities such as the Subsidiary will be classified as “capital gains” income or as “business income” under Indian law. However, this distinction should not affect the ultimate tax consequences to the Subsidiary or the Fund. Under the Treaty, capital gains from investment in Indian securities, GDRs or ADRs issued with respect to Indian companies are exempt from tax, provided that the Subsidiary does not have a permanent establishment in India. Similarly, “business income” is not chargeable to tax in India under the Treaty so long as the Subsidiary does not have a permanent establishment in India. The Subsidiary expects that it will be deemed a tax resident of Mauritius and does not expect to be deemed to have a permanent establishment in India because it will not maintain an office or place of management in India and the Adviser will make investment decisions regarding securities orders outside of India. If the Subsidiary were deemed to have such a permanent establishment, income attributable to that permanent establishment could be taxable in India at a rate of up to 42.23%.

     Regardless of the application of the Treaty, all transactions entered on a recognized stock exchange in India are subject to the Securities Transaction Tax (“STT”), which is levied on the value of a transaction at rates not exceeding 0.125%. The STT can be set off against business income tax calculated under the Indian Income Tax Act, provided that the gains on the transactions subject to the STT are taxed as business income and not as capital gains. It is currently not entirely clear whether the Indian Minimum Alternate Tax (“MAT”) applies to the Subsidiary as a beneficiary of the Treaty. Although the Treaty should override the provisions of the Indian Income Tax Act and thus the application of the MAT, this is not certain. If the MAT does apply, and the Indian income tax payable by the Subsidiary is less than 10% of its book profits, then the Subsidiary would be deemed to owe taxes of 11.33% of book profits. Such a fee would not be included in the fee charged by the Adviser. Please note that the above description is based on current provisions of Mauritius and Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of the Subsidiary and thus reduce the return to Fund shareholders.

     This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Fund.

PRICING FUND SHARES

     The trading price of a Fund’s Shares on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

     The Exchange intends to disseminate the approximate value of Shares of each Fund every fifteen seconds. The approximate value calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close. As a result, premiums and discounts between the approximate value and the market price could be affected. This approximate value should not be viewed as a “real time” update of the NAV per Share of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the Business Day (as defined below), and may be subject to fair valuation. The Trust is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Shares and does not make any warranty as to its accuracy.

     The NAV for a Fund is determined once daily as of the close of the New York Stock Exchange (the “NYSE”), usually 4:00 p.m. Eastern time, each day the NYSE is open for regular trading (“Business Day”). NAV is determined by dividing the value of the Fund’s portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding.

     Equity securities (including ADRs and GDRs) are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in over-the-counter markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the NYSE on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type.

     Securities for which market quotations are not readily available, including restricted securities, are valued by a method that the Board believes accurately reflects fair value. Securities will be valued at fair value when market quotations are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of a Fund’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

     The Funds may employ fair value pricing in situations where trading in securities on foreign securities exchanges and over-the-counter markets is completed before the close of business on a Business Day. In addition, fair valuation may be necessary where there is no securities trading in a particular country or countries on a Business Day. Moreover, a Fund’s NAV may not reflect changes in valuations on certain securities that occur at times or on days on which a Fund’s NAV is not calculated and on which a Fund does not effect sales, redemptions and exchanges of its Shares, such as when trading takes place in countries on days that are not a Business Day.

     Valuing the Funds’ investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s corresponding underlying index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

     The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by the Funds. Use of a rate different from the rate used by INDXX, LLC may adversely affect a Fund’s ability to track its underlying index.

OTHER SERVICE PROVIDERS

     ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, serves as the Funds’ distributor.

     The Bank of New York Mellon, located at 101 Barclay Street, New York, NY 10286, serves as the Funds’ administrator, accountant, custodian and transfer agent.

     ALPS Fund Services, Inc. (“AFS”), an affiliate of the Adviser and the Distributor, provides the Trust with an Anti-Money Laundering Officer, Principal Financial Officer and Chief Compliance Officer, as well as certain additional compliance support functions.

Counsel and Independent Registered Public Accounting Firm

     Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania, serves as legal counsel to the Trust.

     Briggs, Bunting & Dougherty, LLP, 1835 Market Street, 26th Floor, Philadelphia, PA 19103, serves as independent registered public accounting firm of the Trust. Briggs, Bunting & Dougherty, LLP audits the Funds’ financial statements and performs other related audit services.

INDEX PROVIDER

     Each Underlying Index is compiled by INDXX, LLC (“INDXX”). INDXX is not affiliated with the Funds, ALPS or EGA. Each Fund is entitled to use its corresponding Underlying Index pursuant to a sublicensing arrangement with EGA, which in turn has a licensing agreement with INDXX. INDXX or its agent also serves as calculation agent for each Underlying Index (the “Index Calculation Agent”). The Index Calculation Agent is responsible for the management of the day-to-day operations of the Underlying Indices, including calculating the value of each Underlying Index every 15 seconds, widely disseminating the Underlying Index values every 15 seconds and tracking corporate actions resulting in Underlying Index adjustments.

     “INDXX” is a service mark of INDXX and has been licensed for use for certain purposes by EGA. The Funds are not sponsored, endorsed, sold or promoted by INDXX. INDXX makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. INDXX’s only relationship to EGA is the licensing of certain trademarks, trade names and service marks of INDXX and of the Underlying Indices, which are determined, composed and calculated by INDXX without regard to EGA or the Funds. INDXX has no obligation to take the needs of EGA or the shareholders of the Funds into consideration in determining, composing or calculating the Underlying Indices. INDXX is not responsible for and has not participated in the determination of the timing, amount or pricing of the Fund Shares to be issued or in the determination or calculation of the equation by which the Fund Shares are to be converted into cash. INDXX has no obligation or liability in connection with the administration, marketing or trading of the Funds.

DISCLAIMERS

     The Adviser and EGA do not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein, and neither the Adviser nor EGA shall have any liability for any errors, omissions or interruptions therein. Neither the Adviser nor EGA make any warranty, express or implied, as to results to be obtained by a Fund, owners of the Shares of a Fund or any other person or entity from the use of an Underlying Index or any data included therein. The Adviser and EGA makes no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indices or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser or EGA have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of an Underlying Index, even if notified of the possibility of such damages.

THE INDXX INDICES

     The Underlying Indices are free-float market capitalization weighted indices comprised of emerging markets companies whose businesses stand to benefit significantly from the strong industrial and consumption growth occurring in middle income nations around the globe. These indices seek to capture the aggregate potential of publicly traded firms across the developing world. Each Underlying Index is rebalanced annually. INDXX serves as the calculation agent for each Index. The value of each Index will be disseminated on a daily basis under the following tickers:

Ticker
INDXX India Infrastructure Index	IINXX
INDXX China Infrastructure Index	ICHXX
INDXX Brazil Infrastructure Index	IBRXX
INDXX India Mid Cap Index	IINMC
INDXX China Mid Cap Index	ICHMC
INDXX Brazil Mid Cap Index	IBZMC

Eligibility Criteria for Index Components

     The index universe (“Index Universe”) for the Underlying Indices is defined as all publicly traded stocks domiciled in China, India or Brazil, as applicable. Specific criteria related to individual indices are applied to the Index Universe. The Index Universe for issues is subject to the following two exceptions: (i) Indian Companies in the Underlying India Indices must be traded on more than one exchange; and (ii) the Underlying China Indices exclude local China shares that trade in Shanghai and Shenzhen; only stocks of companies in mainland China that trade on the exchanges of Hong Kong and the U.S. are eligible.

Criteria for Inclusion

     In addition to the eligibility criteria described above for the Index Universe, to be included in an Underlying Index, index components must meet the following criteria each Determination Date:

INDXX India Infrastructure Index:

1.	50 Stock Index
2.	Top 50 publicly traded companies by market capitalization in the applicable Index Universe in India’s Infrastructure sector according to the GICS classification (Annexure A)
3.	Minimum market cap of $200 Million
4.	Average daily turnover of $3 million during the last six months
5.	Minimum 10% free float
6.	Maximum 4.9% weight of single member

INDXX China Infrastructure Index:

1.	30 Stock Index
2.	Top 30 publicly traded companies in the applicable Index Universe by market capitalization in China’s Infrastructure sector according to the GICS classification (Annexure A)
3.	Minimum market cap of $200 Million
4.	Average daily turnover of $4 million during the last six months
5.	Minimum 10% free float
6.	Maximum 4.9% weight of single member

INDXX Brazil Infrastructure Index:

1.	30 Stock Index
2.	Top 30 publicly traded companies in the applicable Index Universe by market capitalization in Brazil’s Infrastructure sector according to the GICS classification (Annexure A)
3.	Minimum market cap of $200 Million
4.	Average daily turnover of $1 million during the last six months
5.	Minimum 10% free float
6.	Maximum 4.75% weight of single member

INDXX India Mid Cap Index:

1.	50 Stock Index
2.

Top 50 publicly traded Indian companies by market capitalization in the applicable Index Universe with a lower limit of $200 million and upper limit of the market capitalization of the 50th highest company by market capitalization in the India Index Universe

3.	Average daily turnover of $3 million during the last six months
4.	Minimum 10% free float
5.	Maximum 4.9% weight of single member

INDXX China Mid Cap Index:

1.	30 Stock Index
2.

Top 30 publicly traded Chinese companies by market capitalization in the applicable Index Universe with a lower limit of $200 million and upper limit of the market capitalization of the 30th highest company by market capitalization in the China Index Universe

3.	Average daily turnover of $4 million during the last six months
4.	Minimum 10% free float
5.	Maximum 4.9% weight of single member

INDXX Brazil Mid Cap Index:

1.	30 Stock Index
2.

Top 30 publicly traded Brazilian companies by market capitalization in the applicable Index Universe with a lower limit of $200 million and upper limit of the market capitalization of the 30th highest company by market capitalization in the Brazil Index Universe

3.	Average daily turnover of $1 million during the last six months
4.	Minimum 10% free float
5.	Maximum 4.75% weight of single member

     INDXX may at any time, and from time to time, change the issues comprising an Underlying Index by adding or deleting one or more components or sectors, or replacing one or more issues contained in the Underlying Index with one or more substitute stocks of its choice, if, in the discretion of INDXX, such addition, deletion or substitution is necessary or appropriate to maintain the quality and/or character of the Underlying Index.

Calculation Methodology

Infrastructure Indices

     A master list of the securities is initially prepared from the applicable Index Universe by applying the infrastructure classification criteria according to GICS. From the master list, a selection list satisfying the predetermined turnover criteria is shortlisted. All companies with free-float weights below 10% are then removed from selection list to obtain a “Final Selection List.”

     Component securities for each Underlying Index (the “Index Component Securities”) are then established by a process that ranks companies in the Final Selection List by market capitalization and then applies the Index’s eligibility criteria formula. The Index Component Securities are then ranked and weighted by free-float market capitalization. For any Index component that exceeds the maximum weight for a single member, as determined by the Index’s criteria for inclusion, the excess weight is redistributed among the remaining components.

     For the INDXX Brazil Infrastructure Index, the Index Component Securities will include a maximum of 3 constituent securities from each sub-sector classified as part of the Infrastructure sector according to the GICS classification (Annexure A).

Market Cap Indices

     A master list of the securities is initially prepared from the applicable Index Universe by applying the criteria of market capitalization. From the master list, a selection list satisfying the predetermined turnover criteria is shortlisted. All companies with free float weights below 10% are then removed from selection list to obtain a “Final Selection List.”

     The Index Component Securities for each Underlying Index are then established by a process that ranks companies in the Final Selection List by market capitalization and then applies the Index’s eligibility criteria formula. The Index Component Securities are then ranked and weighted by free-float market capitalization. For any Index component that exceeds the maximum weight for a single member, as determined by the Index’s criteria for inclusion, the excess weight is redistributed among the remaining components.

Annual Updates to the Index

     The composition of each Underlying Index is reviewed annually in July and rebalanced in October. Float factors, shares and weights are also reviewed annually in July. Each Underlying Index is also reviewed on an ongoing basis to account for corporate actions such as mergers, delistings or bankruptcies. The component weights will be determined and announced at the close of trading on the Exchange at least two trading days prior to the Rebalance Date. Each Underlying Index’s components are determined five days prior to the Rebalance Date.

Maintenance of the Index

     In the event of a merger between two components, the share weight of the surviving entity may be adjusted to account for any shares issued in the acquisition. INDXX may substitute components or change the number of issues included in an Underlying Index in the event of certain types of corporate actions, including mergers, acquisitions, spin-offs, and reorganizations. In the event of component or share weight changes to an Underlying Index portfolio, the payment of dividends other than ordinary cash dividends, spin-offs, rights offerings, re-capitalization, or other corporate actions affecting a component of the Underlying Index, the Underlying Index divisor may be adjusted to ensure that there are no changes to the Underlying Index level as a result of these non-market forces.

Dissemination of Index Information

     INDXX will pre-announce stock additions and/or deletions as well as certain Underlying Index share weight changes at least two trading days before making such changes effective – either via www.indxx.com, via broadcast email, or press release.

Annexure A (Infrastructure Classification)

1.	Aerospace & Defense
2.	Air Freight & Logistics
3.	Aluminum
4.	Building Products
5.	Cable & Satellite
6.	Construction & Engineering
7.	Construction & Farm Machinery & Heavy Trucks
8.	Construction Materials
9.	Diversified Real Estate Activity
10.	Electric Utilities
11.	Electrical Components & Equipment
12.	Gas Utilities
13.	Heavy Electrical Equipments
14.	Independent Power Producers
15.	Industrial Conglomerates
16.	Industrial Machinery
17.	Integrated Telecommunication Services
18.	Marine Ports & Services
19.	Railroads
20.	Real Estate Development
21.	Steel
22.	Wireless Telecommunication Services
23.	Water Utilities
24.	Multi-Utilities
25.	Alternative Carriers
26.	Highways & Railtracks
27.	Airport Services
28.	Trucking
29.	Environmental & Facilities Services
30.	Real Estate Services
31.	Real Estate Operating Companies
32.	Oil & Gas Storage & Transportation
33.	Oil & Gas Equipment & Services
34.	Oil & Gas Drilling
35.	Diversified Metals & Mining

PREMIUM/DISCOUNT INFORMATION

     The Funds anticipate that there is likely to be differences between the daily market price on secondary markets for Shares and the Funds’ NAV. NAV is the price per share at which a Fund issues and redeems Shares, and is calculated as described above. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange, as of the time the Fund’s NAV is calculated. A Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

     Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund’s Market Price is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund’s Market Price is trading below the reported NAV, expressed as a percentage of the NAV.

     The Funds have not yet commenced operations and, therefore, do not have information about the differences between each Fund’s daily market price on the Exchange and its NAV.

FINANCIAL HIGHLIGHTS

     No financial information is presented for the Funds because they had not commenced operations prior to the date of this Prospectus.

DISTRIBUTION PLAN

     The Distributor serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

     The Board of Trustees of the Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-l under the 1940 Act. In accordance with its Rule 12b-l plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance any activity primarily intended to result in the sale of Creation Units of each Fund or the provision of investor services, including but not limited to: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of shares of the Funds; (iii) wholesaling services; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with the Distributor.

     No 12b-l fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event 12b-l fees are charged in the future, because these fees are paid out of each Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

     If you want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports

     Additional information about each Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. As of the date of this prospectus, annual and semiannual reports are not yet available because the Funds have not commenced operations.

Statement of Additional Information (SAI)

     The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus (i.e., it is legally considered a part of this prospectus).

     You may obtain free copies of the Funds’ annual and semi-annual reports and the SAI by contacting the Funds directly at 1-888-800-4347. The SAI and shareholder reports will also be available on the Funds’ website, www.egshares.com.

     You may review and copy information about the Funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You may obtain information about the operations of the SEC’s Public Reference Room by calling the SEC at 1-202-551-8090. You may get copies of reports and other information about the Funds:

  For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102; or

  Free from the EDGAR Database on the SEC’s Internet website at: http://www.sec.gov.

EGA Emerging Global
Shares Trust

Emerging Global Shares INDXX
India Infrastructure Index Fund

Emerging Global Shares INDXX
China Infrastructure Index Fund

Emerging Global Shares INDXX
Brazil Infrastructure Index Fund

Emerging Global Shares INDXX
India Mid Cap Index Fund

Emerging Global Shares INDXX
China Mid Cap Index Fund

Emerging Global Shares INDXX
Brazil Mid Cap Index Fund

PROSPECTUS

January 26, 2010

      EGA Emerging Global Shares Trust
      Investment Company Act File No. 811-22255